Derivative Financial Instruments (Summary of Gains and Losses Information Related to Fair Value Hedges) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	¥ (23,832)	¥ (14,747)
Gains (losses) recorded in income- Hedged items	19,631	11,393
Gains (losses) recorded in income- Hedge ineffectiveness	0	0
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	(4,201)	(3,354)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	(23,832)	(14,747)
Gains (losses) recorded in income- Hedged items	19,631	11,393
Gains (losses) recorded in income- Hedge ineffectiveness	0	0
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	¥ (4,201)	¥ (3,354)